Property, Plant And Equipment (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 306,227	$ 282,295
Accumulated depreciation and amortization	181,777	169,397
Property, plant and equipment - net	124,450	112,898
Land [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 1,638	$ 1,567
Land [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life	0 years	0 years
Land [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life	0 years	0 years
Buildings and Improvements [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 33,784	$ 32,204
Buildings and Improvements [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life	2 years	10 years
Buildings and Improvements [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life	44 years	44 years
Central Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 93,643	$ 89,857
Central Office Equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life	3 years	3 years
Central Office Equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life	10 years	10 years
Cable, Wiring And Conduit [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 75,784	$ 72,766
Cable, Wiring And Conduit [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life	15 years	15 years
Cable, Wiring And Conduit [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life	50 years	50 years
Satellites [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 2,088	$ 0
Satellites [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life	12 years
Satellites [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life	15 years
Other Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 81,972	$ 74,244
Other Equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life	2 years	3 years
Other Equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life	23 years	15 years
Software [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 11,347	$ 8,604
Software [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life	3 years	3 years
Software [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life	5 years	3 years
Under Construction [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 5,971	$ 3,053
Under Construction [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life	0 years	0 years
Under Construction [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life	0 years	0 years